Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Excluding Construction Work In Progress	$ 419,098,000	$ 417,377,000
Accumulated depreciation	(229,948,000)	(237,658,000)
Property, plant and equipment, less capital work-in-progress	189,150,000	179,719,000
Construction work in progress	3,416,000	4,660,000
Property, plant and equipment, net	192,566,000	184,379,000
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	149,191,000	147,763,000
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	188,309,000	179,977,000
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	50,712,000	56,714,000
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	12,314,000	14,056,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 18,572,000	$ 18,867,000